Bank Borrowings - Additional Information (Detail)	12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Standard Chartered bank (Hong Kong) Limited USD ($)	Dec. 31, 2013 Standard Chartered bank (Hong Kong) Limited CNY	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Debt Instrument [Line Items]
Bank borrowings, average interest rate	3.489%	3.489%	4.204%
Bank borrowings, term								1 month	1 year
Long-term bank borrowings, average interest rate	3.538%	3.538%	4.245%
Long-term borrowings maturity, start year	2014	2014
Long-term borrowings maturity, end year	2016	2016
Loans outstanding				$ 181,284,504	1,097,442,000
Long-term borrowing, financing arrangement						181,284,504	1,097,442,000
Unused loan facility	$ 663,450,947	4,016,333,000	1,191,722,000